Share Based Compensation - Schedule of the Option Activity (Details) - Stock Options [Member] - USD ($)							12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Option Activity [Line Items]
Number of share options, Outstanding, Ending		427,060	272,126	[1]	127,404	[1]		427,060	272,126	[1]
Weighted average exercise price, Outstanding, Ending		$ 3.59	$ 21.54		$ 31.91			$ 3.59	$ 21.54
Remaining contractual term in years, Outstanding, Ending		9 years 3 months 10 days	10 years 9 months 29 days		11 years 3 days			9 years 3 months 10 days	10 years 9 months 29 days
Aggregate Intrinsic value, Outstanding, Ending
Number of share options, Outstanding, Granted								403,820	153,146	[1]
Weighted average exercise price, Granted								$ 2.68	$ 13.4
Remaining contractual term in years, Granted									12 years 3 months 18 days
Number of share options, Outstanding, Exercisable		420,157	89,300	[1]				420,157	89,300	[1]
Weighted average exercise price, Exercisable		$ 3.43	$ 32.71					$ 3.43	$ 32.71
Remaining contractual term in years, Exercisable								9 years 5 months 1 day	9 years 7 months 20 days
Aggregate Intrinsic value, Exercisable
Number of share options, Outstanding, Exercised							(427,060)	(791)	(6,721)	[1]
Weighted average exercise price, Exercised							$ 1.49	$ 20.9	$ 25.25
Aggregate Intrinsic value, Exercised							$ 1,436,963
Number of share options, Outstanding, Forfeited								(248,095)	(1,268)	[1]
Weighted average exercise price, Forfeited								$ 21.74	$ 28.11
Number of share options, Outstanding, Cancelled	[1]								(435)
Weighted average exercise price, Cancelled									$ 116.71

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.